Note 15 - Other Expenses - Other Operating Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Amortization of intangible assets	$ 7,307	$ 5,439	$ 16,647	$ 13,230
Depreciation of property, plant and equipment	1,171	1,041	3,029	3,023
Bad debt expense	94,815	13,056	139,999	42,091
Share-based compensation	1,437	1,665	4,706	18,628
	$ 104,730	$ 21,201	$ 164,381	$ 76,972